Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Net of issuance expenses	$ 3,703	$ 1,382	$ 613